Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Schedule of Intangible Assets, Net [Abstract]
Trademark right	¥ 43,105
Software Copyright	37,200
Patent right	27,471
Domain names	5,680
Brands	3,210
Customer Relations and Sales Channels	3,954
Supply Chain and Production Qualifications	1,905
Scientific Research Collaboration and Intellectual Property Coordination	1,631
Forest land use right	333
Total	124,489
Less: Accumulated amortization	9,153
Intangible asset, net	¥ 115,336